Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2012 Hertz Global Holdings [Member]	Dec. 31, 2011 Hertz Global Holdings [Member]
Compensation Expense and Tax Benefit
Compensation expense	$ 11.7	$ 7.5	$ 19.7	$ 15.0	$ 36.6	$ 30.3	$ 31.0
Stock-based employee compensation charges, tax	4.5	2.9	7.6	5.8	14.2	11.7	12.0
Total	$ 7.2	$ 4.6	$ 12.1	$ 9.2	$ 22.4	$ 18.6	$ 19.0